STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Total Investments at Fair Value	$ 596,745	$ 509,156
Receivables
Notes Receivable from Participants	9,903	9,541
Total Receivables	9,903	9,541
Net assets available for benefits	606,648	518,697
Mutual Funds
Investments
Total Investments at Fair Value	400,276	473,687
Common/Collective Trusts
Investments
Total Investments at Fair Value	159,661	7,453
Self-Directed Brokerage Accounts
Investments
Total Investments at Fair Value	33,752	26,146
Fortis Inc. Common Stock
Investments
Total Investments at Fair Value	$ 3,056	$ 1,870